Capital structure and financing - C.3.1. Bond financing (Details)												1 Months Ended					8 Months Ended	12 Months Ended	13 Months Ended
	Oct. 01, 2021 USD ($)	Sep. 22, 2021 USD ($)	Mar. 26, 2021 USD ($)	Feb. 22, 2021 USD ($)	Feb. 16, 2021 USD ($)	Oct. 19, 2020 USD ($)	Nov. 01, 2019 USD ($)	May 15, 2019 USD ($)	Mar. 25, 2019 USD ($)	Oct. 16, 2018 USD ($)	Sep. 20, 2017 USD ($)	Mar. 31, 2020	Apr. 30, 2019 USD ($)	Apr. 30, 2018	May 31, 2016 USD ($)	May 31, 2011 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 BOB (Bs.)	Oct. 01, 2021 PYG (₲)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 COP ($)	Feb. 16, 2021 COP ($)	Feb. 29, 2020 PYG (₲)	Jan. 28, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 03, 2019 USD ($)	Jul. 03, 2019 BOB (Bs.)	Oct. 12, 2017 USD ($)	Aug. 11, 2016 USD ($)	Aug. 11, 2016 BOB (Bs.)	May 31, 2016 COP ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 BOB (Bs.)	Aug. 04, 2015 USD ($)	Mar. 17, 2015 USD ($)	May 31, 2011 COP ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 4,090,000,000	$ 4,297,000,000
SEK Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 220,000,000	241,000,000
Borrowings face amount								$ 2,000,000,000
Borrowing costs capitalised								$ 2,400,000
Borrowings term								5 years
SEK Variable Rate Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								2.60%
SEK Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		2.35%		2.35%
SEK Variable Rate Notes | Bottom of range | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.99%
SEK Variable Rate Notes | Top of range | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.88%
USD 4.500% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.50%				4.50%
Bonds issued																		$ 777,000,000	494,000,000
Borrowings face amount		$ 307,500,000				$ 500,000,000
Borrowing costs capitalised						$ 5,500,000
Borrowings term						11 years
Gain on borrowings exchange		15,000,000
Borrowings exchange, transaction costs		$ 4,000,000
Redemption price, percentage		101.812%
USD 4.500% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.50%		4.50%
USD 4.500% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.80%
USD 6.625% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.625%
Bonds issued																		$ 147,000,000	495,000,000
Borrowings face amount										$ 500,000,000
Borrowing costs capitalised										$ 6,000,000
Borrowings term										8 years
Borrowings exchanged		$ 302,100,000
USD 6.625% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.625%								6.625%		6.625%
USD 6.625% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.75%
USD 6.250% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 670,000,000	743,000,000
Borrowings face amount									$ 750,000,000
Borrowing costs capitalised									$ 8,200,000
Borrowings term									10 years
USD 6.250% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									6.25%									6.25%		6.25%
USD 6.250% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									6.36%
USD 5.125% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 445,000,000	493,000,000
Borrowings face amount											$ 500,000,000
Borrowing costs capitalised											$ 7,000,000
Borrowings term											10 years
USD 5.125% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.125%							5.125%		5.125%
USD 5.125% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.24%
USD 5.875% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 556,000,000	558,000,000
Borrowings face amount													$ 300,000,000													$ 250,000,000
Borrowing costs capitalised													$ 4,000,000
Borrowings term														8 years
Borrowings premium																										$ 15,000,000
USD 5.875% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													5.875%					5.875%		5.875%
Borrowings face amount													$ 550,000,000
Issuance premium, percent																										106.375%
USD 5.875% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														6.00%
USD 5.875% Senior Notes | Implied Yield To Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																										4.817%
PYG 8.750% Notes (tranche A)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 17,000,000	17,000,000
PYG 8.750% Notes (tranche A) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		8.75%		8.75%
PYG 9.250% Notes (tranche B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 7,000,000	7,000,000
PYG 9.250% Notes (tranche B) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		9.25%		9.25%
PYG 10.000% Notes (tranche C)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 9,000,000	9,000,000
PYG 10.000% Notes (tranche C) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		10.00%		10.00%
PYG 9.250% Notes (tranche D)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 1,000,000	1,000,000
PYG 9.250% Notes (tranche D) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		9.25%		9.25%
PYG 10.000% Notes (tranche E)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 4,000,000	4,000,000
PYG 10.000% Notes (tranche E) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		10.00%		10.00%
PYG 9.250% Notes (tranche F)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 2,000,000	2,000,000
PYG 9.250% Notes (tranche F) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		9.25%		9.25%
PYG 10.000% Notes (tranche G)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 3,000,000	3,000,000
PYG 10.000% Notes (tranche G) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		10.00%		10.00%
PYG 6.000% Notes (tranche H)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 14,000,000	0
PYG 6.000% Notes (tranche H) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		6.00%		6.00%
PYG 6.700% Notes (tranche I)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 21,000,000	0
PYG 6.700% Notes (tranche I) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		6.70%		6.70%
PYG 7.500% Notes (tranche J)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 23,000,000	0
PYG 7.500% Notes (tranche J) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		7.50%		7.50%
BOB 5.800% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 50,000,000	50,000,000
BOB 5.800% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		5.80%		5.80%
BOB 4.850% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 28,000,000	42,000,000
Borrowings face amount																																		$ 85,000,000	Bs. 591,600,000
BOB 4.850% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.85%		4.85%														4.85%	4.85%
BOB 3.950% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 21,000,000	29,000,000
Borrowings face amount																															$ 50,000,000
BOB 3.950% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		3.95%		3.95%											3.95%	3.95%
BOB 4.600% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 40,000,000	40,000,000
BOB 4.600% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.60%		4.60%
BOB 4.30% Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 17,000,000	19,000,000
Borrowings face amount																															$ 25,000,000
BOB 4.30% Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.30%		4.30%											4.30%	4.30%
BOB 4.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 11,000,000	20,000,000
BOB 4.300% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.30%		4.30%
BOB 4.700% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 25,000,000	28,000,000
BOB 4.700% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.70%		4.70%
BOB 5.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 9,000,000	11,000,000
BOB 5.300% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		5.30%		5.30%
BOB 5.000% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 54,000,000	61,000,000
BOB 5.000% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		5.00%		5.00%
UNE Bond 2 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 38,000,000	44,000,000
Borrowings face amount																$ 126,000,000																						$ 300,000,000,000
UNE Bond 2 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		4.76%		4.76%
UNE Bond 3 (tranche A)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															9.35%																		9.35%
Bonds issued																		$ 40,000,000	47,000,000
Borrowings face amount															$ 52,000,000
UNE Bond 3 (tranche A) | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		9.35%		9.35%
UNE Bond 3 (tranche B)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															4.15%																		4.15%
Bonds issued																		$ 64,000,000	74,000,000
Borrowings face amount															$ 83,000,000
UNE Bond 3 (tranche B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		4.15%		4.15%
UNE Bond 3 (tranche C)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															4.89%																		4.89%
Bonds issued																		$ 32,000,000	37,000,000
Borrowings face amount															$ 41,000,000
UNE Bond 3 (tranche C) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		4.89%		4.89%
UNE Bond 6.600% Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																						6.60%	6.60%
Bonds issued																		$ 38,000,000	44,000,000
Borrowings face amount																						$ 44,000,000	$ 150,000,000,000
Borrowings term												10 years
UNE Bond 6.600% Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		6.60%		6.60%
UNE Bond 4 (Tranche A) Due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.56%																			5.56%
Bonds issued																		$ 29,000,000	0
Borrowings term					7 years
UNE Bond 4 (Tranche A) Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		5.56%		5.56%
UNE Bond 4 (Tranche B) Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.61%																			2.61%
Bonds issued																		$ 71,000,000	0
Borrowings term					10 years
UNE Bond 4 (Tranche B) Due 2031 | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		2.61%		2.61%
UNE Bond 4 (Tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.18%																			3.18%
Bonds issued																		$ 21,000,000	0
Borrowings term					15 years
UNE Bond 4 (Tranche C) Due 2036 | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																		3.18%		3.18%
USD 4.500% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																		$ 587,000,000	586,000,000
USD 4.500% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.50%		4.50%
Cable Onda Bonds 5.750%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																				5.75%
Bonds issued																		$ 0	99,000,000
Borrowings face amount																																				$ 185,000,000
Repayments of non-current borrowings																		$ 100,000,000	$ 85,000,000
Cable Onda Bonds 5.750% | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		5.75%		5.75%
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings face amount							$ 600,000,000																				$ 600,000,000
Borrowing costs capitalised							$ 16,000,000
Borrowings amortization period							10 years
Cable Onda 4.5% Senior Notes Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.50%
Cable Onda 4.5% Senior Notes Due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.69%
Telefonica Celular De Bolivia S.A. Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																		$ 50,000,000		Bs. 345,000,000
USD 6.75% Senior Notes Due 2022 [Member] | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													6.75%
BOB 5.000% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																												$ 61,000,000	Bs. 420,000,000
BOB 5.000% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																												5.00%	5.00%
BOB 5.300% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																												4.60%	4.60%
Borrowings face amount																												$ 40,000,000	Bs. 280,000,000
USD 6% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																					$ 500,000,000
USD 6% Senior Notes [Member] | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																					6.00%
USD Notes Due 2026, 2028 And 2029
Disclosure of detailed information about borrowings [line items]
Percent of borrowings redeemed				10.00%
Payments to redeem borrowings				$ 180,000,000
Redemption premium				5,000,000
Upfront costs				$ 3,000,000
Redemption price, percentage				103.00%
Telefonica Celular del Paraguay S.A.E. Notes Program
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 58,000,000																$ 43,000,000				₲ 400,000,000,000				₲ 300,000,000,000
Telefonica Celular del Paraguay S.A.E. Notes Program | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%																				6.00%
Borrowings term	5 years																5 years
Telefonica Celular del Paraguay S.A.E. Notes Program | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%																				7.50%
Borrowings term	10 years																10 years
UNE Bond 4
Disclosure of detailed information about borrowings [line items]
Bonds issued					$ 138,000,000																			$ 485,680,000,000
Colombia Movil S.A. Loan
Disclosure of detailed information about borrowings [line items]
Percent of borrowings repaid			50.00%
Repayments of non-current borrowings			$ 300,000,000
BOB Notes Issued November 2015
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																		$ 100,000,000	Bs. 696,000,000
BOB Notes Issued November 2015 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																		4.84%	4.84%
BOB 5.800% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																		$ 15,000,000	Bs. 104,400,000
BOB 5.800% Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																		4.05%	4.05%
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																Bs. 522,000,000
BOB Notes Issued October 2017
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																														$ 80,000,000
BOB Notes Issued October 2017, Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																														4.30%
BOB Notes Issued October 2017, Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																														4.70%
BOB Notes Issued October 2017, Tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																														5.30%
UNE Bond 2 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term																5 years
UNE Bond 2 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term																12 years
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Borrowings face amount															176,000,000																		$ 540,000,000,000
Extinguishment of debt															$ 150,000,000,000